NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan Innovators Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund
NVIT Calvert Equity Fund	NVIT Mid Cap Index Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Federated High Income Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)	NVIT NS Partners International Focused Growth Fund
NVIT Government Bond Fund	NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)	NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund

Supplement dated March 12, 2025

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT J.P. Morgan Large Cap Growth Fund

1.

At a special meeting of the shareholders of the NVIT J.P. Morgan Large Cap Growth Fund (the “Fund”), held on March 12, 2025 (the “Meeting”), the proposal to eliminate the Fund’s fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a “non-diversified” investment company was approved by the affirmative vote of more than 50% of the Fund’s outstanding voting securities. Accordingly, effective immediately, the SAI is amended as follows:

a.	The second paragraph under the “General Information and History” section on page 1 of the SAI is deleted in its entirety and replaced with the following:

Except for the NVIT DoubleLine Total Return Tactical Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Large Cap Growth Fund and the NVIT Real Estate Fund, each of the Funds featured in this SAI is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the NVIT DoubleLine Total Return Tactical Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Large Cap Growth Fund and the NVIT Real Estate Fund is a “non-diversified fund”, as defined in the 1940 Act.

b.	The heading immediately preceding and the sixth bullet under the “Investment Restrictions” section beginning on page 53 of the SAI are deleted in their entirety and replaced with the following:

In addition, each Fund, except NVIT S&P 500 Index Fund, NVIT Bond Index Fund, NVIT International Index Fund, NVIT Small Cap Index Fund, NVIT Real Estate Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund and NVIT J.P. Morgan Large Cap Growth Fund:

•

May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except 54 that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The NVIT Government Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE